Revenue information	12 Months Ended
Dec. 31, 2019
Revenue information
Revenue information

17.    Revenue information

Revenue consists of the following:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Base commission from transactions	1,652,032	2,034,115	3, 454,957
Innovation initiatives and other value-added services	146,489	248,101	144, 479
	1,798,521	2,282,216	3,599,436

As the Group generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Group’s long-lived assets are located in the PRC.

Innovation initiatives and other value-added services primarily consists of sales incentive income, franchise income, financial services income, loan facilitation services, parking space transaction services and revenue from other value-added services rendered to the Registered Agents and market participants.